Long term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long term investments
Cash consideration			¥ 8,000	$ 1,255		¥ 5,000
Impairment loss			¥ 0		¥ 1,000	¥ 0
Investee A
Long term investments
Equity interests acquired (as a percent)		13.34%
Cash consideration		¥ 1,000
Investee B
Long term investments
Equity interests acquired (as a percent)		20.00%
Cash consideration		¥ 4,000
Investee C
Long term investments
Equity interests acquired (as a percent)	5.00%
Cash consideration	¥ 8,000